Shareholders’ Equity (Details) $ / shares in Units, $ in Thousands													6 Months Ended	12 Months Ended
	Oct. 30, 2024 $ / shares shares	Aug. 16, 2024 shares	Aug. 13, 2024 shares	May 12, 2024 USD ($) shares	Feb. 04, 2024 USD ($)	Dec. 19, 2023 USD ($) shares	Nov. 30, 2023 $ / shares shares	Jun. 18, 2023 shares	Jun. 06, 2023 USD ($) $ / shares shares	Dec. 19, 2022	Sep. 29, 2022 shares	Jul. 15, 2020 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	May 07, 2024 $ / shares	Nov. 30, 2023 ₪ / shares	Feb. 19, 2021 shares
Shareholders’ Equity [Line Items]
Invest an aggregate (in Dollars) | $												$ 2,000
Percentage of exercise price												125.00%
Warrant expires												3 years
Warrants issued as part of IPO									359,498
Gross proceeds (in Dollars) | $				$ 70		$ 105			$ 407				$ 29	$ 266	$ 256
Proceeds received (in Dollars) | $															$ 91
Converted shares														104,711
Number of ordinary shares	1
Warrants exercised term														Oct. 30, 2029
Reverse stock split		On August 16, 2024, the Company effected the issuance of an aggregate of 420,618 bonus shares to the holders of our Ordinary Shares on a basis of 0.1494 bonus shares for each Ordinary Share outstanding (equivalent to a forward share split at a ratio of 0.1494-for-1) (the “Second Forward Share Split”).		2-for-one				On June 18, 2023, Company’s shareholders effected a reverse share split of the issued and outstanding shares at a ratio of 1.7-for-one, pursuant to which holders of Company’s Shares received one Share for every 1.7 Shares held.		On December 19, 2022, Company’s shareholders effected forward share split at ratio of 1.25-for-one by means of issuance of bonus shares to the holders of Company’s ordinary shares on a basis of 1.25 bonus shares for each ordinary share.	On September 29, 2022, Company’s shareholders effected a reverse share split of the issued and outstanding shares at a ratio of 8.8-for-one, pursuant to which holders of Company’s Shares received one Share for every 8.8 Shares held and cancelled the par value of Company’s Shares.
Shares per units				2				1.7			8.8
Authorized share capital											19,844,707
Bonus shares per units		0.1494								1.25
Issuance of an aggregate shares		420,618
Reserved for issuance																			304,261
Grant options															175,764
Exercisable over a period														2 years
Pre-funded warrants [Member]
Shareholders’ Equity [Line Items]
Warrants issued as part of IPO			364,932
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants issued as part of IPO			2,054,796
Warrant purchase														2,054,796
Warrant exercise price (in Dollars per share) | $ / shares	$ 4.38
2023 Convertible Notes [Member]
Shareholders’ Equity [Line Items]
Converted shares				198,486
Issuance of convertible (in Dollars) | $					$ 180
Investors [Member]
Shareholders’ Equity [Line Items]
Investors value (in Dollars) | $									$ 54
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Warrants issued as part of IPO	104,711		320,000	1		92,628		1	359,498		1
Converted shares														792,830
Number of units ordinary shares	1
Warrant purchase	3
Warrant exercise price (in Dollars per share) | $ / shares	$ 4.38													$ 4.38
Grant options							9,865		165,899
Consideration per share | (per share)							$ 0.02		$ 1.11									₪ 0.07
Ordinary Shares [Member] | 2023 Convertible Notes [Member]
Shareholders’ Equity [Line Items]
Converted shares				198,486
Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Warrants issued as part of IPO				61,754
IPO [Member]
Shareholders’ Equity [Line Items]
Percentage of exercise price														20.00%
Warrants issued as part of IPO	958,903
Warrant exercise price (in Dollars per share) | $ / shares																	$ 4.35
IPO [Member] | Ownership [Member]
Shareholders’ Equity [Line Items]
Percentage of ownership														50.00%
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share options														42,744
Exercise price per share (in Dollars per share) | $ / shares														$ 0.02
Exercise price ranging (in Dollars per share) | $ / shares														$ 1.1335
Over-Allotment Option [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrant exercise														431,505